UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2010


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2010


[LOGO OF USAA]
    USAA(R)

                                  [GRAPHIC OF USAA TAX EXEMPT MONEY MARKET FUND]

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       SEMIANNUAL REPORT
       USAA TAX EXEMPT MONEY MARKET FUND
       SEPTEMBER 30, 2010

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

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FUND OBJECTIVE

INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND A FURTHER OBJECTIVE OF PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

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TYPES OF INVESTMENTS

Invests in high-quality, tax-exempt securities with remaining maturities of 397 days or less.

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TABLE OF CONTENTS

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
PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

INVESTMENT OVERVIEW                                                            7

FINANCIAL INFORMATION

  Portfolio of Investments                                                    12

  Notes to Portfolio of Investments                                           28

  Financial Statements                                                        29

  Notes to Financial Statements                                               32

EXPENSE EXAMPLE                                                               39

ADVISORY AGREEMENT                                                            41

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"GIVEN THE SLUGGISHNESS OF THE ECONOMIC
RECOVERY, IT MAKES SENSE TO ME THAT                [PHOTO OF DANIEL S. McNAMARA]
INVESTORS MIGHT CONTINUE REBUILDING THEIR
BOND PORTFOLIOS."

--------------------------------------------------------------------------------

NOVEMBER 2010

In April, when the six-month reporting period began, optimism pervaded the markets. Buoyed by news that the U.S. economy grew during the third and fourth quarters of 2009, many observers believed that the worst of the recession was over. In fact, the National Bureau of Economic Research subsequently determined that the recession had ended in June 2009. Improving economic conditions suggested that the Federal Reserve could even start raising over-night interest rates later in the year.

However, as the spring progressed, concerns over the recovery's sustainability began to surface and investor sentiment grew more cautious. Previous economic strength appeared to have been the result of government stimulus spending, such as the cash for clunkers program and the first-time homebuyer tax credit, rather than self-sustaining private sector demand. At the same time, unemployment remained stubbornly high as renewed job growth failed to materialize.

The European debt crisis and its potential impact on European banks further undermined investor confidence. A host of other worries -- pending regulatory changes related to the health care, financial and energy industries, the May "flash crash" in the U.S. stock market, and BP's oil spill in the Gulf of Mexico -- sparked a broad flight to quality that continued for most of the reporting period. As yields declined, bond prices rose. (Bond prices and yields move in opposite directions.)

The rally in U.S. Treasuries and the decline in yields fueled speculation about a "bond bubble." In a bubble, investors tend to misallocate their capital -- as they did during the frenzy over dot.com stocks. But while I expect yields to eventually rise from current levels, I do not think the

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2  | USAA TAX EXEMPT MONEY MARKET FUND

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bond market is experiencing a bubble. Given the sluggishness of the economic recovery, it makes sense to me that investors might continue rebuilding their bond portfolios. According to our research, American households hold a smaller percentage of bonds on their balance sheets today than they did 50 years ago.

Meanwhile, tax-exempt bonds performed well during the reporting period. Municipal bonds remain attractive compared to taxable alternatives. Tax-exempt interest may be more valuable in the coming years if the U.S. government increases tax rates to combat the rising budget deficit. Despite the media chatter about the fiscal challenges of state and local governments, municipal bonds continue to be high-quality investments. Many of these governments are working hard to address their budget shortfalls by raising revenues, reducing services, and renegotiating their long-term commitments with their employees. In fact, two of the three ratings agencies upgraded tens of thousands of municipal securities during the reporting period as they recalibrated their municipal ratings scales to make them more comparable to their corporate ratings scales. Although I consider this an acknowledgment that municipal issuers default less often than corporations, USAA Investment Management Company never invests based on ratings alone. We conduct our own credit analysis with a focus on income generation and on whether our shareholders will be adequately compensated for risk they are taking.

In the months ahead, rest assured we will continue to follow our disciplined, research-based approach. Thank you for your continued confidence in us. We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ Daniel S. McNamara

Daniel S. McNamara
President
USAA Investment Management Company

Some income may be subject to state or local taxes.

Investing in securities products involves risk, including possible loss of principal.

As interest rates rise, bond prices fall.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGERS' COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

[PHOTO OF          JOHN C. BONNELL, CFA   [PHOTO OF           DALE R. HOFFMANN
JOHN C. BONNELL]   USAA Investment        DALE R. HOFFMANN]   USAA Investment
                   Management Company                         Management Company

--------------------------------------------------------------------------------

o HOW DID THE USAA TAX EXEMPT MONEY MARKET FUND (THE FUND) PERFORM FROM APRIL 1, 2010, TO SEPTEMBER 30, 2010?

   The Fund performed well for the reporting period ended September 30, 2010. During the six months, the Fund had a return of 0.01%, compared to an average return of 0.01% for the category.

o  WHAT WERE THE MARKET CONDITIONS?

   The Federal Reserve (the Fed) held the federal funds target rate at historic lows -- in a range between zero and 0.25% -- throughout the six-month reporting period. Economic growth continued, albeit at a slow pace, but unemployment was elevated and the housing market remained weak.

   Despite very low absolute yields, investors showed a continued preference for the safety and liquidity of money market funds. Although intermediate- and long-term municipal bonds offered higher yields, demand remained strong for short-term tax-exempt securities, especially for municipal variable rate demand notes (VRDNs). These VRDNs were in short supply during the period as large numbers of

   Refer to page 8 for benchmark definition.

   Past performance is no guarantee of future results.

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4  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

   issuers took advantage of lower interest rates and issued longer-term securities to fund their borrowing needs. The SIFMA Municipal Swap Index, the index of seven-day VRDNs, began the period at 0.29% on April 1, 2010, fell to a low of 0.24% on April 7, 2010, and ended the period at 0.27%.

   The Bond Buyer One-Year Note Index began the period at 0.48%, increased to 0.64% on July 1, 2010, and ended the period at 0.44%. This appears attractive when compared to a 0.25% yield for a one-year Treasury.

o  WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

   We concentrated our investments in VRDNS during the reporting period. The VRDNs held by the Fund offer flexibility because we can sell them at par value (100% of face value) with a notice of seven days or less. They also provide a margin of safety because most are guaranteed by a bank letter of credit for the payment of both principal and interest.

   To identify attractive opportunities for the portfolio, we continue to rely on the skill and experience of our research team to analyze and monitor all of the Fund's holdings. Their hard work has helped us avoid credit problems in our tax-exempt money market funds.

o  WHAT IS THE OUTLOOK?

   As long as inflation remains muted, the Fed has little incentive to raise short-term interest rates. In our opinion, a rate increase is unlikely until late 2011 and will be contingent on a sustainable recovery. While

   The SIFMA Index, produced by Municipal Market Data, is a seven-day high-grade market index comprised of tax-exempt variable-rate demand obligations from Municipal Market Data's extensive database. o The Bond Buyer One-Year Note Index is based on estimated yields for theoretical new one-year note issues from 10 state and local issuers: California, Colorado, Idaho, Los Angeles County, Michigan, New Jersey, New York City, Pennsylvania, Texas, and Wisconsin. The index is an unweighted average of the average estimated bid-side yields for the 10 issues.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

   short-term rates are anchored by the Fed's zero to 0.25% federal funds target rate, we will likely remain invested in securities with frequent interest rate resets, and very short effective maturities. Once rate increases begin, the Fund is well positioned to benefit quickly. However, until then, shareholders should expect to see little change in the Fund's yield.

   As always, we will maintain our focus on safety and liquidity, while striving to maximize the tax-exempt income you receive from the fund. We will also continue to avoid issues subject to the alternative minimum tax, also known as the "AMT," for individuals.

   Thank you for the confidence you have placed in us.

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6  | USAA TAX EXEMPT MONEY MARKET FUND

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INVESTMENT OVERVIEW

USAA TAX EXEMPT MONEY MARKET FUND (Ticker Symbol: USEXX)

--------------------------------------------------------------------------------
                                                 9/30/10            3/31/10
--------------------------------------------------------------------------------

Net Assets                                   $2,894.6 Million   $3,331.3 Million
Net Asset Value Per Share                         $1.00              $1.00
Dollar-Weighted Average Portfolio Maturity       28 Days            21 Days


Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, then adding those figures together and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/10
--------------------------------------------------------------------------------

3/31/10 to 9/30/10       1 Year        5 Years        10 Years       7-Day Yield
      0.01%*             0.07%          2.01%          1.79%            0.01%


--------------------------------------------------------------------------------
                                  EXPENSE RATIO
--------------------------------------------------------------------------------

                                      0.52%


*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

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                                                        INVESTMENT OVERVIEW |  7

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                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                                                                 USAA TAX EXEMPT
                             iMONEYNET AVERAGE                  MONEY MORKET FUND
 9/28/2009                         0.07%                             0.48%
10/26/2009                         0.04                              0.20
11/23/2009                         0.04                              0.13
12/28/2009                         0.04                              0.12
 1/25/2010                         0.02                              0.01
 2/22/2010                         0.02                              0.01
 3/29/2010                         0.03                              0.01
 4/26/2010                         0.03                              0.01
 5/24/2010                         0.03                              0.08
 6/28/2010                         0.03                              0.01
 7/26/2010                         0.03                              0.01
 8/30/2010                         0.03                              0.01
 9/27/2010                         0.03                              0.01

                                   [END CHART]

       Data represent the last Monday of each month. Ending date 9/27/10.

The graph tracks the USAA Tax Exempt Money Market Fund's seven-day yield against iMoneyNet, Inc. tax-free national retail money funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

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8  | USAA TAX EXEMPT MONEY MARKET FUND

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                                TOP 10 INDUSTRIES
                                  AS OF 9/30/10
                                (% of Net Assets)

Hospital ..............................................................  13.6%
Electric Utilities ....................................................  10.3%
General Obligation ....................................................   9.2%
Education .............................................................   8.7%
Sales Tax .............................................................   5.9%
Nursing/CCRC ..........................................................   5.7%
Multifamily Housing ...................................................   5.7%
Water/Sewer Utility ...................................................   5.4%
Community Service .....................................................   5.2%
Agricultural Products .................................................   5.0%

 You will find a complete list of securities that the Fund owns on pages 15-27.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

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                         o PORTFOLIO MIX - 9/30/2010 o

                          [PIE CHART OF PORTFOLIO MIX]

VARIABLE-RATE DEMAND NOTES                                                85.4%
FIXED-RATE INSTRUMENTS                                                    11.1%
PUT BONDS                                                                  3.6%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

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10  | USAA TAX EXEMPT MONEY MARKET FUND

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                      o CUMULATIVE PERFORMANCE OF $10,000 o

                        [CHART OF CUMULATIVE PERFORMANCE]

                                                            USAA TAX EXEMPT
                                                           MONEY MARKET FUND
09/30/00                                                      $10,000.00
10/31/00                                                       10,035.94
11/30/00                                                       10,069.65
12/31/00                                                       10,101.64
01/31/01                                                       10,130.26
02/28/01                                                       10,157.27
03/31/01                                                       10,182.65
04/30/01                                                       10,213.14
05/31/01                                                       10,240.47
06/30/01                                                       10,262.44
07/31/01                                                       10,284.38
08/31/01                                                       10,303.03
09/30/01                                                       10,319.05
10/31/01                                                       10,337.44
11/30/01                                                       10,352.35
12/31/01                                                       10,363.91
01/31/02                                                       10,374.43
02/28/02                                                       10,384.30
03/31/02                                                       10,394.54
04/30/02                                                       10,405.65
05/31/02                                                       10,418.21
06/30/02                                                       10,427.57
07/31/02                                                       10,437.35
08/31/02                                                       10,447.86
09/30/02                                                       10,457.79
10/31/02                                                       10,469.88
11/30/02                                                       10,480.86
12/31/02                                                       10,489.67
01/31/03                                                       10,497.52
02/28/03                                                       10,504.88
03/31/03                                                       10,512.56
04/30/03                                                       10,520.67
05/31/03                                                       10,529.45
06/30/03                                                       10,536.01
07/31/03                                                       10,540.99
08/31/03                                                       10,546.07
09/30/03                                                       10,551.57
10/31/03                                                       10,558.01
11/30/03                                                       10,564.18
12/31/03                                                       10,571.06
01/31/04                                                       10,576.90
02/29/04                                                       10,581.76
03/31/04                                                       10,587.19
04/30/04                                                       10,593.63
05/31/04                                                       10,599.48
06/30/04                                                       10,605.53
07/31/04                                                       10,611.88
08/31/04                                                       10,618.95
09/30/04                                                       10,627.68
10/31/04                                                       10,639.16
11/30/04                                                       10,650.19
12/31/04                                                       10,662.68
01/31/05                                                       10,674.28
02/28/05                                                       10,686.68
03/31/05                                                       10,700.64
04/30/05                                                       10,719.36
05/31/05                                                       10,740.89
06/30/05                                                       10,758.85
07/31/05                                                       10,776.20
08/31/05                                                       10,794.92
09/30/05                                                       10,815.44
10/31/05                                                       10,835.02
11/30/05                                                       10,857.16
12/31/05                                                       10,883.77
01/31/06                                                       10,906.24
02/28/06                                                       10,928.66
03/31/06                                                       10,955.00
04/30/06                                                       10,980.28
05/31/06                                                       11,009.09
06/30/06                                                       11,040.26
07/31/06                                                       11,067.96
08/31/06                                                       11,096.98
09/30/06                                                       11,126.43
10/31/06                                                       11,154.79
11/30/06                                                       11,183.68
12/31/06                                                       11,216.33
01/31/07                                                       11,244.51
02/28/07                                                       11,272.13
03/31/07                                                       11,303.25
04/30/07                                                       11,333.18
05/31/07                                                       11,366.54
06/30/07                                                       11,398.50
07/31/07                                                       11,428.68
08/31/07                                                       11,463.89
09/30/07                                                       11,492.87
10/31/07                                                       11,523.78
11/30/07                                                       11,555.24
12/31/07                                                       11,584.14
01/31/08                                                       11,610.68
02/29/08                                                       11,633.37
03/31/08                                                       11,660.30
04/30/08                                                       11,682.63
05/31/08                                                       11,706.69
06/30/08                                                       11,725.44
07/31/08                                                       11,743.36
08/31/08                                                       11,762.75
09/30/08                                                       11,795.95
10/31/08                                                       11,833.73
11/30/08                                                       11,847.99
12/31/08                                                       11,862.12
01/31/09                                                       11,870.55
02/28/09                                                       11,878.04
03/31/09                                                       11,886.92
04/30/09                                                       11,896.11
05/31/09                                                       11,906.88
06/30/09                                                       11,916.25
07/31/09                                                       11,925.39
08/31/09                                                       11,932.42
09/30/09                                                       11,937.58
10/31/09                                                       11,940.14
11/30/09                                                       11,941.47
12/31/09                                                       11,944.23
01/31/10                                                       11,944.33
02/28/10                                                       11,944.43
03/31/10                                                       11,944.53
04/30/10                                                       11,944.63
05/31/10                                                       11,945.10
06/30/10                                                       11,945.34
07/31/10                                                       11,945.44
08/31/10                                                       11,945.54
09/30/10                                                       11,945.64

                                   [END CHART]

                       Data from 9/30/00 through 9/30/10.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Tax Exempt Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on reinvested net investment income and realized capital gain distributions or on the redemption of fund shares. Some income may be subject to federal, state, or local taxes. For seven-day yield information, please refer to the Fund's Investment Overview.

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                                                       INVESTMENT OVERVIEW |  11

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PORTFOLIO OF INVESTMENTS

September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

o  CATEGORIES AND DEFINITIONS

   VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

   PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

   FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

   CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

   The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally

================================================================================

12  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

   consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

   (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

   (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Deutsche Bank A.G., Deutsche Postbank, Freddie Mac, JPMorgan Chase Bank, N.A.,
            Key Bank, N.A., Merrill Lynch & Co., Inc., Wells Fargo Bank, N.A., or WestLB A.G.

   (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Du Pont (E.I.) De Nemours and Co., Freddie Mac, Minnesota General Obligation, Montana Board of Investments Intercap Program, National Rural Utility Corp., or Texas Permanent School Fund.

   (INS)    Principal and interest payments are insured by one of the following:
            Assured Guaranty Corp., Assured Guaranty Municipal Corp., Berkshire Hathaway Assurance Corp., or National Indemnity Co. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   EDA   Economic Development Authority
   EDC   Economic Development Corp.
   IDA   Industrial Development Authority/Agency
   IDB   Industrial Development Board
   IDC   Industrial Development Corp.
   ISD   Independent School District
   MTA   Metropolitan Transportation Authority

================================================================================

14  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

INVESTMENTS

------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON      FINAL           VALUE
(000)      SECURITY                                                   RATE     MATURITY          (000)
------------------------------------------------------------------------------------------------------
           VARIABLE-RATE DEMAND NOTES (85.4%)

           ALABAMA (4.7%)
$ 2,810    Auburn IDB (LOC - Compass Bank)                            1.27%    4/01/2019    $    2,810
  1,155    Demopolis IDB (LOC - Compass Bank)                         0.45     8/01/2022         1,155
 11,120    Huntsville (LIQ)(a)                                        0.31     5/01/2015        11,120
  2,005    Huntsville Educational Building Auth.
             (LOC - SunTrust Bank)                                    2.63    12/01/2022         2,005
  6,550    Huntsville Educational Building Auth.
             (LOC - SunTrust Bank)                                    0.62     9/01/2026         6,550
  2,245    Marengo County Port Auth. (LOC - Compass Bank)             0.45     7/01/2026         2,245
  3,230    Mobile Medical Clinic Board (LOC - Regions Bank)           1.25     3/01/2022         3,230
  6,400    Mobile Spring Hill College (LOC - Regions Bank)            1.21     9/01/2024         6,400
  4,750    Montgomery (LOC - Regions Bank)                            1.70     6/01/2022         4,750
    955    Northport (LOC - Regions Bank)                             1.30     9/03/2015           955
  3,445    Northport (LOC - Regions Bank)                             1.13     7/01/2018         3,445
  1,200    Oxford IDA (LOC - Federal Home Loan Bank of Atlanta)       0.40    12/01/2029         1,200
 10,000    Tuscaloosa County IDA (LOC - JPMorgan Chase Bank, N.A.)    0.37     3/01/2027        10,000
 10,000    Tuscaloosa County IDA (LOC - JPMorgan Chase Bank, N.A.)    0.37    12/01/2027        10,000
 10,695    Tuscaloosa County Port Auth. (LOC - Federal Home
             Loan Bank of Atlanta)                                    0.38     5/01/2030        10,695
 32,500    Tuscaloosa County Port Auth. (LOC - Compass Bank)          0.65    12/01/2031        32,500
  8,700    Washington County IDA (LOC - Regions Bank)                 1.00     8/01/2037         8,700
 17,290    West Jefferson IDB                                         0.31     6/01/2028        17,290
                                                                                            ----------
                                                                                               135,050
                                                                                            ----------
           ARIZONA (0.8%)
  5,015    Chandler IDA (LOC - Comerica Bank, N.A.)                   0.33    12/01/2037         5,015
  5,175    Phoenix Civic Improvement Corp. (INS)(LIQ)(a)              0.28     7/01/2034         5,175
 12,500    Verrado Western Overlay Community Facilities
             District (LOC - Compass Bank)                            0.65     7/01/2029        12,500
                                                                                            ----------
                                                                                                22,690
                                                                                            ----------
           ARKANSAS (0.2%)
  5,175    Texarkana (LOC - PNC Bank, N.A.)                           0.42     3/01/2021         5,175
                                                                                            ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON      FINAL           VALUE
(000)      SECURITY                                                   RATE     MATURITY          (000)
------------------------------------------------------------------------------------------------------
           COLORADO (4.9%)
$ 8,915    Arista Metropolitan District (LOC - Compass Bank)          0.65%   12/01/2030    $    8,915
  8,000    Brighton Crossing Metropolitan District No. 4
             (LOC - Compass Bank)                                     0.72    12/01/2034         8,000
  6,500    Cornerstar Metropolitan District Co.
             (LOC - Compass Bank)                                     0.72    12/01/2037         6,500
  1,410    Denver Urban Renewal Auth. (LOC - Compass Bank)            0.65     9/01/2017         1,410
 11,980    Denver Urban Renewal Auth. (LOC - Compass Bank)            0.65     9/01/2017        11,980
  6,945    Denver Urban Renewal Auth. (LOC - Compass Bank)            0.65     9/01/2017         6,945
 11,465    Educational and Cultural Facilities Auth.
             (LOC - Fifth Third Bank)                                 0.36     1/01/2029        11,465
  2,020    El Paso County (LOC - JPMorgan Chase Bank, N.A.)           0.57    11/01/2021         2,020
  1,045    Health Facilities Auth. (LOC - JPMorgan Chase Bank, N.A.)  0.57     1/01/2018         1,045
  9,845    Health Facilities Auth. (LOC - Key Bank, N.A.)             0.35     6/01/2030         9,845
  8,740    Health Facilities Auth. (LOC - Compass Bank)               0.42     8/15/2034         8,740
 23,990    Jefferson Metropolitan District (LIQ)
             (LOC - Bank of America, N.A.)(a)                         0.61    12/01/2028        23,990
  7,320    Lowry Economic Redevelopment Auth. (LOC - Compass Bank)    0.65    12/01/2020         7,320
    305    Postsecondary Educational Facilities Auth.
             (LOC - Wells Fargo Bank, N.A.)                           0.42     6/01/2011           305
  1,025    Postsecondary Educational Facilities Auth.
             (LOC - JPMorgan Chase Bank, N.A.)                        0.57     4/01/2013         1,025
  6,650    Timnath Dev. Auth. (LOC - Compass Bank)                    0.72    12/01/2029         6,650
 24,560    Univ. of Colorado Hospital Auth. (INS)
             (LOC - Wells Fargo Bank, N.A.)                           0.33    11/15/2033        24,560
                                                                                            ----------
                                                                                               140,715
                                                                                            ----------
           CONNECTICUT (1.1%)
 31,115    Health and Educational Facilities Auth.
             (LOC - Bank of America, N.A.)(LIQ)(a)                    0.34     7/01/2026        31,115
  1,500    Health and Educational Facilities Auth.
             (LOC - Bank of America, N.A.)                            0.55     7/01/2036         1,500
                                                                                            ----------
                                                                                                32,615
                                                                                            ----------
           DELAWARE (0.7%)
  4,250    EDA (LOC - Wells Fargo Bank, N.A.)                         0.42     9/01/2012         4,250
  7,845    EDA (LOC - Citizens Bank of Pennsylvania)                  0.37     7/01/2033         7,845
  6,600    EDA IDA                                                    0.80    12/01/2014         6,600
                                                                                            ----------
                                                                                                18,695
                                                                                            ----------
           DISTRICT OF COLUMBIA (0.1%)
  3,100    District of Columbia (LOC - Bank of America, N.A.)         0.55     7/01/2022         3,100
                                                                                            ----------

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16  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON      FINAL           VALUE
(000)      SECURITY                                                   RATE     MATURITY          (000)
------------------------------------------------------------------------------------------------------
           FLORIDA (3.5%)
$16,495    Broward County Housing Finance Auth. (LIQ)(NBGA)(a)        0.37%    9/01/2032    $   16,495
 10,000    Highlands County Health Facilities Auth. (INS)(LIQ)(a)     0.28    11/15/2014        10,000
  1,200    Hillsborough County IDA (LIQ)(LOC - Citibank, N.A.)(a)     0.37     4/01/2014         1,200
 13,420    Housing Finance Corp. (LIQ)(NBGA)(a)                       0.37    10/01/2032        13,420
  5,160    JEA (INS)(LIQ)(a)                                          0.32    10/01/2013         5,160
  3,500    Miami-Dade County (INS)(LIQ)(a)                            0.35     7/01/2018         3,500
  8,700    Miami-Dade County School Board (INS)(LIQ)(a)               0.29     5/01/2016         8,700
  5,535    Orange County IDA (LOC - SunTrust Bank)                    0.62    10/01/2030         5,535
  2,000    Palm Beach County (LOC - Northern Trust Co.)               0.33     3/01/2027         2,000
 17,180    Peace River (INS)(LIQ)(a)                                  0.31    10/01/2013        17,180
    100    Port St. Joe (LOC - Regions Bank)                          1.08    12/01/2038           100
  2,885    Univ. of North Florida Financing Corp. (LIQ)
             (LOC - Deutsche Bank A.G.)(a)                            0.29    11/01/2027         2,885
  3,300    Univ. Athletic Association, Inc. (LOC - SunTrust Bank)     0.78     2/01/2020         3,300
 11,490    West Palm Beach Utility System (LIQ)(a)                    0.31    10/01/2012        11,490
                                                                                            ----------
                                                                                               100,965
                                                                                            ----------
           GEORGIA (3.5%)
 30,400    Bartow County Dev. Auth.                                   0.42    12/01/2032        30,400
 20,000    Burke County Dev. Auth.                                    0.42     7/01/2049        20,000
 40,495    Camden County Public Service Auth. (INS)(LIQ)              0.32    12/01/2032        40,495
  3,000    Cobb County Dev. Auth. (LOC - Federal Home
             Loan Bank of Atlanta)                                    0.38     2/01/2030         3,000
  7,000    Floyd County Dev. Auth. (LOC - RBC Bank (USA))             0.31     4/01/2017         7,000
                                                                                            ----------
                                                                                               100,895
                                                                                            ----------
           ILLINOIS (6.2%)
  2,600    Aurora, Kane, DuPage, Will, and Kendall Counties
             (LOC - Fifth Third Bank)                                 0.42     6/01/2029         2,600
 15,660    Aurora, Kane, DuPage, Will, and Kendall Counties
             (LOC - Fifth Third Bank)                                 0.42     6/01/2029        15,660
 15,365    Chicago (INS)(LIQ)(a)                                      0.31     7/01/2012        15,365
 13,325    Chicago (LIQ)(a)                                           0.32     5/01/2014        13,325
 19,995    Chicago (INS)(LIQ)(a)                                      0.31     1/01/2015        19,995
  4,200    Dev. Finance Auth.                                         0.37     1/01/2016         4,200
 22,500    Dev. Finance Auth. (LOC - JPMorgan Chase Bank, N.A.)       0.31    10/01/2029        22,500
  3,120    Finance Auth. (LOC - Fifth Third Bank)                     1.27     3/01/2031         3,120
  6,500    Finance Auth. (LOC - RBS Citizens, N.A.)                   0.48     9/01/2043         6,500
 30,000    Finance Auth. (LOC - RBS Citizens, N.A.)                   0.34     1/01/2048        30,000

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                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON      FINAL           VALUE
(000)      SECURITY                                                   RATE     MATURITY          (000)
------------------------------------------------------------------------------------------------------
$11,465    Metropolitan Pier and Exposition Auth. (LIQ)
             (LOC - Deutsche Bank A.G.)(a)                            0.29%    6/15/2034    $   11,465
  6,000    Metropolitan Pier and Exposition Auth. (LIQ)
             (LOC - Deutsche Bank A.G.)(a)                            0.29    12/15/2039         6,000
  4,249    Springfield Airport Auth.                                  0.61    10/15/2016         4,249
  2,425    West Chicago IDA (LOC - Bank of America, N.A.)             0.32     3/01/2015         2,425
 20,760    Woodridge (INS)(LOC - Societe Generale)                    0.33     7/01/2020        20,760
                                                                                            ----------
                                                                                               178,164
                                                                                            ----------
           INDIANA (1.9%)
  6,755    Berne (LOC - Federal Home Loan
             Bank of Indianapolis)                                    0.34    10/01/2033         6,755
  5,730    Evansville (LOC - Fifth Third Bank)                        0.44     1/01/2025         5,730
  9,620    Finance Auth. (LOC - Federal Home Loan
             Bank of Indianapolis)                                    0.34     7/01/2029         9,620
  3,040    Finance Auth. (LOC - PNC Bank, N.A.)                       0.37     6/01/2037         3,040
  1,300    Huntington                                                 0.57     6/26/2014         1,300
  3,910    Jasper County (LOC - Fifth Third Bank)                     0.52    12/01/2022         3,910
  1,500    St. Joseph County (LOC - Wells Fargo Bank, N.A.)           0.42     6/01/2022         1,500
 12,200    Tipton Economic Dev. (LOC - Fifth Third Bank)              0.52     6/01/2031        12,200
  5,285    Winona Lake (LOC - Fifth Third Bank)                       0.52     6/01/2031         5,285
  6,360    Winona Lake (LOC - Key Bank, N.A.)                         0.47     7/01/2031         6,360
                                                                                            ----------
                                                                                                55,700
                                                                                            ----------
           IOWA (5.0%)
  6,850    Chillicothe                                                0.37     1/01/2023         6,850
 12,750    Council Bluffs                                             0.37     1/01/2025        12,750
  8,000    Finance Auth. (NBGA)                                       0.32    11/01/2035         8,000
 23,000    Finance Auth.                                              0.34     6/01/2036        23,000
 33,000    Finance Auth.                                              0.34     9/01/2036        33,000
 16,000    Louisa County                                              0.37     9/01/2016        16,000
  3,900    Louisa County                                              0.37     3/01/2017         3,900
 34,900    Louisa County                                              0.37    10/01/2024        34,900
  1,500    Sheldon                                                    0.60    11/01/2015         1,500
  5,500    Urbandale (LOC - Wells Fargo Bank, N.A.)                   0.33    11/01/2020         5,500
                                                                                            ----------
                                                                                               145,400
                                                                                            ----------
           KANSAS (0.1%)
  3,615    North Newton (LOC - U.S. Bank, N.A.)                       0.30     1/01/2023         3,615
                                                                                            ----------
           KENTUCKY (2.4%)
  1,510    Boone County (LOC - JPMorgan Chase Bank, N.A.)             0.57    11/01/2021         1,510
 21,250    Economic Dev. Finance Auth. (INS)(LIQ)                     0.30     8/01/2018        21,250
  2,000    Frankfort                                                  0.57     5/07/2014         2,000

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18  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON      FINAL           VALUE
(000)      SECURITY                                                   RATE     MATURITY          (000)
------------------------------------------------------------------------------------------------------
$ 9,490    Hancock County (LOC - BMO Bank of Montreal)                0.37%    7/01/2011    $    9,490
 20,000    Hancock County (LOC - HSBC Bank USA)                       0.37     7/01/2012        20,000
  1,330    Lexington-Fayette Urban County (LOC - JPMorgan
             Chase Bank, N.A.)                                        0.57     7/01/2021         1,330
  3,275    Lexington-Fayette Urban County (LOC - Federal
             Home Loan Bank of Cincinnati)                            0.52    12/01/2027         3,275
 10,110    Louisville and Jefferson County (INS)(LIQ)(a)              0.28    12/01/2012        10,110
                                                                                            ----------
                                                                                                68,965
                                                                                            ----------
           LOUISIANA (3.0%)
  6,600    Ascension Parish                                           0.37     3/01/2011         6,600
  5,000    Donaldsonville IDB (LOC - Regions Bank)                    2.60     2/01/2027         5,000
  1,470    Environmental Facilities and Community Dev. Auth.
             (LOC - Federal Home Loan Bank of Dallas)                 0.38     4/01/2018         1,470
  1,880    Hammond Area Economic and Industrial Dev. District
             (LOC - Federal Home Loan Bank of Dallas)                 0.38     3/01/2033         1,880
  9,090    New Orleans (LOC - Capital One, N.A.)                      0.57     8/01/2024         9,090
  3,570    Public Facilities Auth. (LOC - Federal Home Loan
             Bank of Dallas)                                          0.38    12/01/2014         3,570
  1,100    Public Facilities Auth.                                    0.37     8/01/2017         1,100
  8,165    Public Facilities Auth. (LOC - Bank of New York Mellon)    0.43     4/01/2021         8,165
  3,970    Public Facilities Auth. (LOC - Capital One, N.A.)          0.57     7/01/2023         3,970
  1,225    Public Facilities Auth. (LOC - Capital One, N.A.)          0.57     7/01/2023         1,225
    550    Public Facilities Auth. (LOC - Capital One, N.A.)          0.57     7/01/2023           550
  2,695    Public Facilities Auth. (LOC - Capital One, N.A.)          0.57     7/01/2027         2,695
 25,000    St. James Parish (LOC - Natixis)                           0.32    11/01/2039        25,000
  7,695    St. Tammany Parish Dev. District (LOC - Federal
             Home Loan Bank of Dallas)                                0.38     3/01/2033         7,695
  9,450    St. Tammany Parish Dev. District (LOC - SunTrust Bank)     0.62     7/01/2038         9,450
                                                                                            ----------
                                                                                                87,460
                                                                                            ----------
           MARYLAND (1.0%)
  1,000    Baltimore County IDA                                       0.57     3/01/2014         1,000
  7,500    Gaithersburg (LIQ)(LOC - Citibank, N.A.)(a)                0.37     7/01/2014         7,500
  1,600    Health and Educational Facilities Auth.
             (LOC - Manufacturers & Traders Trust Co.)                0.40     1/01/2033         1,600
 19,795    Montgomery County Auth. (LOC - Manufacturers &
             Traders Trust Co.)                                       0.40    12/01/2027        19,795
                                                                                            ----------
                                                                                                29,895
                                                                                            ----------
           MICHIGAN (4.9%)
 21,035    Building Auth. (INS)(LIQ)(a)                               0.31    10/15/2014        21,035
 22,555    Charlotte Hospital Finance Auth. (LOC - Fifth Third Bank)  0.52     5/01/2029        22,555

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON      FINAL           VALUE
(000)      SECURITY                                                   RATE     MATURITY          (000)
------------------------------------------------------------------------------------------------------
$ 1,530    Higher Education Facilities Auth.
             (LOC - Comerica Bank, N.A.)                              0.36%   10/01/2027    $    1,530
  7,760    Hospital Finance Auth. (LOC - Fifth Third Bank)            0.42     6/01/2035         7,760
 10,660    Huron County (LOC - Fifth Third Bank)                      0.52    10/01/2028        10,660
 30,835    Marquette County (LOC - RBS Citizens, N.A.)                0.44     3/01/2033        30,835
  7,900    Northville EDC (LOC - Fifth Third Bank)                    0.42     5/01/2014         7,900
 14,640    Oakland County EDC (LOC - Fifth Third Bank)                0.42     3/01/2029        14,640
  6,885    Oakland County EDC (LOC - Comerica Bank, N.A.)             0.33     5/01/2037         6,885
 13,655    Strategic Fund (LOC - Comerica Bank, N.A.)                 0.33     7/01/2034        13,655
  4,525    Strategic Fund (LOC - Comerica Bank, N.A.)                 0.33     7/01/2034         4,525
                                                                                            ----------
                                                                                               141,980
                                                                                            ----------
           MINNESOTA (0.4%)
  2,880    Canby Community Hospital District No.1                     0.60    11/01/2026         2,880
  3,900    North Suburban Hospital District (LOC - Wells
             Fargo Bank, N.A.)                                        0.42     2/01/2013         3,900
  4,675    Rochester (LOC - Royal Bank of Scotland N.V.)              1.27     4/01/2022         4,675
                                                                                            ----------
                                                                                                11,455
                                                                                            ----------
           MISSISSIPPI (1.3%)
 15,610    Business Finance Corp. (LOC - Regions Bank)                1.15    10/01/2018        15,610
  5,430    Business Finance Corp. (LOC - Federal Home Loan
             Bank of Dallas)                                          0.38     3/01/2033         5,430
  7,160    Business Finance Corp. (LOC - Hancock Bank)                0.38     4/01/2033         7,160
  9,715    Business Finance Corp. (LOC - Hancock Bank)                0.38    12/01/2036         9,715
                                                                                            ----------
                                                                                                37,915
                                                                                            ----------
           MISSOURI (1.7%)
 12,315    Buchanan County (LOC - Wells Fargo Bank, N.A.)             0.30    10/01/2026        12,315
  7,250    Health and Educational Facilities Auth.
             (LOC - Commerce Bank, N.A.)                              0.32     7/01/2026         7,250
 10,185    Health and Educational Facilities Auth.
             (LOC - Bank of Oklahoma, N.A.)                           0.42     7/01/2040        10,185
 17,000    Jackson County IDA (LOC - Commerce Bank, N.A.)             0.32     7/01/2025        17,000
  1,760    St. Louis County IDA (LOC - U.S. Bank, N.A.)               0.35     6/15/2024         1,760
                                                                                            ----------
                                                                                                48,510
                                                                                            ----------
           NEBRASKA (0.1%)
  2,130    Sarpy County                                               0.57     7/01/2013         2,130
                                                                                            ----------
           NEVADA (0.8%)
 23,700    Clark County (LOC - Bayerische Landesbank)                 0.30     7/01/2029        23,700
                                                                                            ----------
           NEW JERSEY (0.4%)
  2,000    EDA (LOC - SunTrust Bank)                                  0.38    12/01/2027         2,000
  3,070    EDA (LOC - Valley National Bank)                           0.50     3/01/2031         3,070

================================================================================

20  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON      FINAL           VALUE
(000)      SECURITY                                                   RATE     MATURITY          (000)
------------------------------------------------------------------------------------------------------
$ 6,455    EDA (LOC - Valley National Bank)                           0.41%   11/01/2040    $    6,455
                                                                                            ----------
                                                                                                11,525
                                                                                            ----------
           NEW YORK (6.6%)
  2,710    Albany IDA (LOC - Bank of America, N.A.)                   0.47     5/01/2027         2,710
  4,200    Allegany County IDA (LOC - Key Bank, N.A.)                 0.45     4/01/2029         4,200
  3,920    Broome County IDA (LOC - Manufacturers & Traders
             Trust Co.)                                               0.32     7/01/2023         3,920
  5,730    Broome County IDA (LOC - Manufacturers & Traders
             Trust Co.)                                               0.32     7/01/2040         5,730
  3,495    Clinton County IDA (LOC - Key Bank, N.A.)                  0.35     7/01/2042         3,495
  6,775    Dormitory Auth. (LOC - KBC Bank N.V.)                      0.27     7/01/2029         6,775
  5,265    Dormitory Auth. (LOC - Key Bank, N.A.)                     0.35     7/01/2038         5,265
  5,870    East Rochester Housing Auth. (LOC - RBS Citizens, N.A.)    0.37    12/01/2036         5,870
  3,770    Essex County IDA (LOC - Key Bank, N.A.)                    0.35     3/01/2032         3,770
  1,800    Guilderland IDA (LOC - Key Bank, N.A.)                     0.45     7/01/2032         1,800
 13,000    Housing Finance Agency (LOC - Landesbank
             Baden-Wurttemberg)                                       0.30    11/01/2041        13,000
  1,475    Lancaster IDA (LOC - Manufacturers & Traders Trust Co.)    0.35    11/01/2032         1,475
 29,000    Local Government Assistance Corp. (INS)(LIQ)               0.30     4/01/2022        29,000
 11,375    Local Government Assistance Corp.
             (LOC - Bayerische Landesbank) (LOC - WestLB A.G.)        0.32     4/01/2023        11,375
  6,535    Monroe County IDA (LOC - Key Bank, N.A.)                   0.35     6/01/2026         6,535
  8,735    Monroe County IDA (LOC - RBS Citizens, N.A.)               0.37     7/01/2027         8,735
 18,000    MTA (INS)(LIQ)                                             0.29    11/01/2029        18,000
  7,900    New York City (LOC - WestLB A.G.)                          0.31     8/01/2023         7,900
 10,785    New York City IDA (LOC - JPMorgan Chase Bank, N.A.)        0.30    12/01/2034        10,785
  6,395    New York City Municipal Water Finance Auth. (LIQ)(a)       0.27     6/15/2013         6,395
  6,300    Oneida County IDA (LOC - Manufacturers & Traders
             Trust Co.)                                               0.32     6/01/2030         6,300
  3,960    Onondaga County IDA (LOC - Key Bank, N.A.)                 0.35     7/01/2025         3,960
  2,525    Ontario County IDA (LOC - Key Bank, N.A.)                  0.39     7/01/2030         2,525
 11,190    Orange County IDA (LOC - Key Bank, N.A.)                   0.47     7/01/2032        11,190
  4,840    Otsego County IDA (LOC - Key Bank, N.A.)                   0.45     6/01/2027         4,840
  4,350    Rensselaer County IDA (LOC - RBS Citizens, N.A.)           0.34    10/30/2035         4,350
  1,560    State Dormitory Auth. (LOC - Key Bank, N.A.)               0.35    11/01/2036         1,560
                                                                                            ----------
                                                                                               191,460
                                                                                            ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON      FINAL           VALUE
(000)      SECURITY                                                   RATE     MATURITY          (000)
------------------------------------------------------------------------------------------------------
           OHIO (4.3%)
$12,600    Air Quality Dev. Auth.                                     0.48%    9/01/2030    $   12,600
 15,200    Air Quality Dev. Auth. (LOC - Key Bank, N.A.)              0.38     6/01/2033        15,200
 20,500    Clinton County (LOC - Fifth Third Bank)                    0.44     6/01/2032        20,500
  8,710    Delaware County (LOC - Fifth Third Bank)                   0.42    10/01/2033         8,710
 10,000    Hamilton County (INS)(LIQ)(a)                              0.42     6/01/2015        10,000
  1,870    Hamilton County (LOC - Fifth Third Bank)                   0.44     4/01/2028         1,870
  3,600    Hilliard (LOC - U.S. Bank, N.A.)                           0.37     8/01/2012         3,600
  8,945    Housing Finance Agency (INS) (LOC - Societe Generale)      0.33     9/01/2026         8,945
  2,800    Meigs County (LOC - U.S. Bank, N.A.)                       0.37     8/01/2012         2,800
 21,880    Northeast Regional Sewer District (LIQ)(a)                 0.31     5/15/2015        21,880
  2,775    Portage County (LOC - JPMorgan Chase Bank, N.A.)           0.54    12/01/2022         2,775
  8,005    Univ. of Cincinnati (LOC - Bayerische Landesbank)          0.41     6/01/2034         8,005
  3,000    Warren County (LOC - U.S. Bank, N.A.)                      0.37     8/01/2012         3,000
  3,110    Wayne County (LOC - Fifth Third Bank)                      0.52     9/01/2021         3,110
                                                                                            ----------
                                                                                               122,995
                                                                                            ----------
           OKLAHOMA (4.0%)
  8,700    Garfield County Industrial Auth.                           0.43     1/01/2025         8,700
  2,290    IDA (LOC - JPMorgan Chase Bank, N.A.)                      0.57     8/01/2018         2,290
 32,400    Muskogee Industrial Trust(b)                               0.47     1/01/2025        32,400
 56,000    Muskogee Industrial Trust(b)                               0.48     6/01/2027        56,000
  6,200    Tulsa Industrial Auth. (LOC - JPMorgan Chase Bank, N.A.)   0.33    10/01/2014         6,200
 11,100    Tulsa Industrial Auth. (LOC - Bank of Oklahoma, N.A.)      0.47    11/01/2026        11,100
                                                                                            ----------
                                                                                               116,690
                                                                                            ----------
           OREGON (1.3%)
 38,100    Port of Portland (LOC - Bank of Tokyo-Mitsubishi
             UFJ, Ltd.)                                               0.54    12/01/2014        38,100
                                                                                            ----------
           PENNSYLVANIA (2.1%)
  6,100    Allegheny County Hospital Dev. Auth.
             (LOC - SunTrust Bank)                                    0.67     9/01/2027         6,100
  5,250    Chartiers Valley Industrial and Commercial Dev. Auth.      1.12    11/15/2017         5,250
  8,890    Delaware County Auth.
             (LOC - Citizens Bank of Pennsylvania)                    0.47     4/01/2030         8,890
 10,000    Delaware Valley (LOC - Bayerische Landesbank)              0.30     8/01/2016        10,000
 27,000    Emmaus General Auth. (INS)(LIQ)                            0.32    12/01/2028        27,000
  2,400    Higher Educational Facilities Auth. (LOC - Fulton Bank)    1.77    11/01/2028         2,400
  2,200    Higher Educational Facilities Auth. (LOC - Fulton Bank)    1.77    11/01/2033         2,200
                                                                                            ----------
                                                                                                61,840
                                                                                            ----------

================================================================================

22  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON      FINAL           VALUE
(000)      SECURITY                                                   RATE     MATURITY          (000)
------------------------------------------------------------------------------------------------------
           PUERTO RICO (0.2%)
$ 4,490    Commonwealth (LIQ)(LOC - Bank of America, N.A.)(a)         0.40%    7/01/2011    $    4,490
                                                                                            ----------
           RHODE ISLAND (0.7%)
  6,870    EDC (LOC - RBS Citizens, N.A.)                             0.50    10/01/2034         6,870
  7,145    Health and Educational Building Corp.
             (LOC - U.S. Bank, N.A.)                                  0.50    12/01/2029         7,145
  5,900    Health and Educational Building Corp.
             (LOC - RBS Citizens, N.A.)                               0.50    12/01/2036         5,900
                                                                                            ----------
                                                                                                19,915
                                                                                            ----------
           SOUTH CAROLINA (0.5%)
 15,075    Charleston County School District (INS)(LIQ)(a)            0.28    12/01/2013        15,075
                                                                                            ----------
           SOUTH DAKOTA (0.6%)
  5,975    Health and Educational Facilities Auth.                    0.60    11/01/2020         5,975
  3,780    Health and Educational Facilities Auth.                    0.60    11/01/2025         3,780
  7,970    Health and Educational Facilities Auth.                    0.60    11/01/2027         7,970
                                                                                            ----------
                                                                                                17,725
                                                                                            ----------
           TENNESSEE (0.6%)
  3,550    Greeneville IDB (LOC - BNP Paribas)                        0.31     5/01/2013         3,550
  7,100    Hendersonville IDB (LOC - Fifth Third Bank)                0.52     5/01/2036         7,100
  4,530    Memphis-Shelby County (LOC - SunTrust Bank)                0.67     1/01/2028         4,530
  2,430    Metropolitan Government of Nashville and
             Davidson County (LOC - Fifth Third Bank)                 0.44    12/01/2024         2,430
                                                                                            ----------
                                                                                                17,610
                                                                                            ----------
           TEXAS (7.7%)
 11,000    Atascosa County IDC (NBGA)                                 0.51     6/30/2020        11,000
    385    Bell County Health Facilities Dev. Corp.
             (LOC - JPMorgan Chase Bank, N.A.)                        0.52     5/01/2023           385
 23,290    Brazos County Health Facilities Dev.
             (LOC - Bank of America, N.A.)(LIQ)(a)                    0.41     1/01/2019        23,290
  2,515    Cameron Education Corp. (LOC - JPMorgan
             Chase Bank, N.A.)                                        0.57     6/01/2031         2,515
  8,870    Crawford Education Facilities Corp.
             (LOC - BNP Paribas)                                      0.62     5/01/2035         8,870
  9,570    El Paso County Hospital District (LIQ)(a)                  0.32     8/15/2013         9,570
 10,220    Forney ISD (LIQ)(NBGA)(a)                                  0.27     8/15/2033        10,220
  8,965    Harris County Cultural Education Facilities
             Finance Corp. (LOC - Compass Bank)                       0.50     9/01/2031         8,965
 21,335    Houston (INS)(LIQ)(a)                                      0.29    11/01/2011        21,335
  7,435    Judson ISD (INS)(LIQ)(a)                                   0.28     2/01/2031         7,435
  1,800    North Central IDA                                          0.57    10/01/2013         1,800
 16,045    Student Housing Auth. (LIQ)(NBGA)(a)                       0.37    10/01/2033        16,045

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON      FINAL           VALUE
(000)      SECURITY                                                   RATE     MATURITY          (000)
------------------------------------------------------------------------------------------------------
$34,910    Tarrant County Health Facilities Dev. Corp.
             (LOC - HSH Nordbank A.G.)                                1.30%    8/15/2036    $   34,910
 14,470    Tarrant County Housing Finance Corp. (LIQ)(NBGA)(a)        0.30    11/01/2029        14,470
 19,500    Transportation Commission (LIQ)(a)                         0.27     4/01/2033        19,500
  7,700    Trinity River IDA                                          0.45     1/01/2013         7,700
 25,635    Turnpike Auth. (INS)(LIQ)(a)                               0.29     1/01/2012        25,635
                                                                                            ----------
                                                                                               223,645
                                                                                            ----------
           VIRGINIA (2.4%)
  2,000    Alexandria IDA (LOC - Branch Banking & Trust Co.)          0.27    10/01/2030         2,000
  8,525    Alexandria IDA (LOC - SunTrust Bank)                       0.45    10/01/2043         8,525
  2,300    Chesapeake Hospital Auth. (LOC - Federal Home
             Loan Bank of Atlanta)                                    0.26     7/01/2031         2,300
  5,170    Commonwealth Univ. Health System Auth.
             (LOC - Wells Fargo Bank, N.A.)                           0.32     7/01/2030         5,170
  6,010     Harrisonburg IDA (LOC - SunTrust Bank)                    0.62    12/01/2021         6,010
 22,385     Harrisonburg Redevelopment and Housing Auth.
             (LIQ)(NBGA)(a)                                           0.30     2/01/2026        22,385
  7,645    Henrico County EDA (LOC - Branch Banking & Trust Co.)      0.27    10/01/2035         7,645
 11,400    Lexington IDA                                              0.28     1/01/2035        11,400
  1,860    Norfolk Redevelopment and Housing Auth.
             (LOC - Bank of America, N.A.)                            0.32     7/01/2034         1,860
  1,500    Suffolk Redevelopment and Housing Auth. (LIQ)(NBGA)(a)     0.30     7/01/2024         1,500
                                                                                            ----------
                                                                                                68,795
                                                                                            ----------
           WASHINGTON (3.1%)
  5,000    Economic Dev. Finance Auth. (LOC - Bank of the West)       0.33     2/12/2019         5,000
  5,645    Health Care Facilities Auth. (INS)(LIQ)(a)                 0.37     8/15/2013         5,645
 32,375    Health Care Facilities Auth. (INS)(LIQ)                    0.39    12/01/2036        32,375
 10,520    Higher Education Facilities Auth.                          0.29    10/01/2031        10,520
 36,145    Washington State Housing Finance Commission
             (LOC - HSH Nordbank A.G.)                                1.30     3/01/2036        36,145
                                                                                            ----------
                                                                                                89,685
                                                                                            ----------
           WEST VIRGINIA (1.5%)
  2,775    Harrison County (LOC - U.S. Bank, N.A.)                    0.37    12/01/2012         2,775
 25,000    Hospital Finance Auth. (LOC - Fifth Third Bank)            0.55    10/01/2033        25,000
  9,630    Marshall County                                            0.37     3/01/2026         9,630
  3,100    Monongalia County (LOC - U.S. Bank, N.A.)                  0.37    12/01/2012         3,100
  2,200    Ripley (LOC - U.S. Bank, N.A.)                             0.37    12/01/2012         2,200
                                                                                            ----------
                                                                                                42,705
                                                                                            ----------

================================================================================

24  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON      FINAL           VALUE
(000)      SECURITY                                                   RATE     MATURITY          (000)
------------------------------------------------------------------------------------------------------
           WISCONSIN (0.8%)
$14,600    Germantown                                                 0.34%    4/01/2032    $   14,600
    820    Health and Educational Facilities Auth.
             (LOC - JPMorgan Chase Bank, N.A.)                        0.57     5/01/2026           820
  1,815    Milwaukee Redevelopment Auth. (LOC - JPMorgan
             Chase Bank, N.A.)                                        0.40     5/01/2025         1,815
  7,185    Wind Point (LOC - U.S. Bank, N.A.)                         0.50     9/01/2035         7,185
                                                                                            ----------
                                                                                                24,420
                                                                                            ----------
           WYOMING (0.3%)
 10,000    Platte County (NBGA)                                       0.50     7/01/2014        10,000
                                                                                            ----------
           Total Variable-Rate Demand Notes (cost: $2,471,464)                               2,471,464
                                                                                            ----------
           PUT BONDS (3.6%)

           ALABAMA (1.0%)
 29,000    Mobile IDB                                                 1.00     7/15/2034        29,000
                                                                                            ----------
           COLORADO (0.1%)
  3,570    NBC Metropolitan District (LOC - U.S. Bank, N.A.)          1.00    12/01/2030         3,570
                                                                                            ----------
           GEORGIA (0.2%)
  7,500    Monroe County Dev. Auth.                                   0.80    11/01/2048         7,500
                                                                                            ----------
           MASSACHUSETTS (0.5%)
 15,000    Health and Educational Facilities Auth.                    0.60    10/01/2037        15,000
                                                                                            ----------
           MONTANA (1.6%)
  9,355    Board of Investments (NBGA)                                0.50     3/01/2017         9,355
 12,010    Board of Investments (NBGA)                                0.50     3/01/2018        12,010
 11,680    Board of Investments (NBGA)                                0.50     3/01/2025        11,680
 12,710    Board of Investments (NBGA)                                0.50     3/01/2028        12,710
                                                                                            ----------
                                                                                                45,755
                                                                                            ----------
           PENNSYLVANIA (0.1%)
  1,750    Allegheny County IDA (LOC - PNC Bank, N.A.)                0.98    12/01/2040         1,750
                                                                                            ----------
           VIRGINIA (0.1%)
  3,000    Norfolk EDA                                                0.48    11/01/2034         3,000
                                                                                            ----------
           Total Put Bonds (cost: $105,575)                                                    105,575
                                                                                            ----------
           FIXED-RATE INSTRUMENTS (11.1%)

           CALIFORNIA (0.7%)
 20,000    Turlock Irrigation District                                0.75     8/12/2011        20,000
                                                                                            ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON      FINAL           VALUE
(000)      SECURITY                                                   RATE     MATURITY          (000)
------------------------------------------------------------------------------------------------------
           IOWA (0.1%)
$ 3,835    Dubuque Community School District                          1.50%    1/01/2011    $    3,843
                                                                                            ----------
           KENTUCKY (0.4%)
 11,000    Rural Water Finance Corp.                                  1.25     1/01/2011        11,015
                                                                                            ----------
           MINNESOTA (1.6%)
  2,540    Albany ISD (NBGA)                                          1.00     9/14/2011         2,552
  1,000    Blooming Prairie ISD (NBGA)                                1.50     8/13/2011         1,007
  2,245    Greenway ISD (NBGA)                                        1.00     9/07/2011         2,254
  6,000    Itasca County ISD (NBGA)                                   1.00     9/28/2011         6,031
  1,800    Kenyon Wanamingo ISD (NBGA)                                1.50     9/12/2011         1,817
  1,400    Kimball ISD (NBGA)                                         1.00     9/09/2011         1,406
  2,000    Lake Superior ISD (NBGA)                                   1.50     8/05/2011         2,013
  3,000    Le Sueur Henderson ISD (NBGA)                              1.00     9/07/2011         3,014
  5,000    Litchfield ISD (NBGA)                                      1.00     9/07/2011         5,023
  2,000    Martin County West ISD (NBGA)(c)                           1.00     9/30/2011         2,010
  1,270    Nashwauk Keewatin ISD (NBGA)                               1.50     8/27/2011         1,280
  1,000    Red Wing ISD (NBGA)                                        1.50     8/13/2011         1,007
  3,000    Rocori Area Schools (NBGA)                                 1.50     9/30/2011         3,030
  2,280    Royalton ISD (NBGA)                                        1.00     9/30/2011         2,292
  5,000    St. Cloud ISD (NBGA)                                       1.50     8/19/2011         5,044
  5,130    Warroad ISD (NBGA)                                         1.50     9/23/2011         5,178
  1,600    West Central Area Schools (NBGA)                           1.50     8/27/2011         1,613
                                                                                            ----------
                                                                                                46,571
                                                                                            ----------
           MISSOURI (0.8%)
 22,000    St. Louis                                                  2.00     6/01/2011        22,211
                                                                                            ----------
           OHIO (1.6%)
  4,500    Circleville ISD                                            2.00    11/23/2010         4,519
 17,350    Hudson                                                     1.00     9/29/2011        17,436
 15,000    Princeton ISD                                              2.00    11/24/2010        15,091
  1,750    South Euclid                                               1.50     9/28/2011         1,766
  8,000    Univ. of Toledo                                            1.50     6/01/2011         8,059
                                                                                            ----------
                                                                                                46,871
                                                                                            ----------
           TEXAS (5.9%)
 15,000    Dallas Area Rapid Transit                                  0.35    10/07/2010        15,000
 20,000    Dallas Area Rapid Transit                                  0.35    11/09/2010        20,000
 25,000    Dallas Area Rapid Transit                                  0.38    11/15/2010        25,000
 35,000    Dallas Area Rapid Transit                                  0.38    11/18/2010        35,000
 25,000    Houston                                                    0.35    10/19/2010        25,000
 11,000    Houston                                                    0.35    11/09/2010        11,000

================================================================================

26  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON      FINAL           VALUE
(000)      SECURITY                                                   RATE     MATURITY          (000)
------------------------------------------------------------------------------------------------------
$30,000    Houston                                                    0.36%   11/09/2010    $   30,000
 10,000    Houston                                                    0.35    12/07/2010        10,000
                                                                                            ----------
                                                                                               171,000
                                                                                            ----------
           Total Fixed-Rate Instruments (cost: $321,511)                                       321,511
                                                                                            ----------

           TOTAL INVESTMENTS (COST: $2,898,550)                                             $2,898,550
                                                                                            ==========

-----------------------------------------------------------------------------------------------------
($ IN 000s)                                             VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------
                                         (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                     QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                 IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                        FOR IDENTICAL ASSETS               INPUTS          INPUTS         TOTAL
-----------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes                      $-           $2,471,464              $-    $2,471,464
Put Bonds                                        -              105,575               -       105,575
Fixed-Rate Instruments                           -              321,511               -       321,511
-----------------------------------------------------------------------------------------------------
Total                                           $-           $2,898,550              $-    $2,898,550
-----------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Values of securities are determined by procedures and practices discussed in
   Note 1 to the financial statements.

   The cost of securities at September 30, 2010, for federal income tax purposes, was approximately the same as that reported in the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (b) At September 30, 2010, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

   (c) At September 30, 2010, the aggregate market value of securities purchased on a when-issued basis was $2,010,000.

See accompanying notes to financial statements.

================================================================================

28  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities (amortized cost approximates market value)     $2,898,550
   Receivables:
      Capital shares sold                                                        3,421
      USAA Investment Management Company (Note 4D)                                  10
      Interest                                                                   2,017
                                                                            ----------
         Total assets                                                        2,903,998
                                                                            ----------
LIABILITIES
   Payables:
      Securities purchased                                                       5,310
      Capital shares redeemed                                                    3,001
      Dividends on capital shares                                                   16
   Accrued management fees                                                         669
   Accrued transfer agent's fees                                                   284
   Other accrued expenses and payables                                             113
                                                                            ----------
         Total liabilities                                                       9,393
                                                                            ----------
            Net assets applicable to capital shares outstanding             $2,894,605
                                                                            ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                          $2,894,600
   Accumulated net realized gain on investments                                      5
                                                                            ----------
            Net assets applicable to capital shares outstanding             $2,894,605
                                                                            ==========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                               2,894,592
                                                                            ==========
   Net asset value, redemption price, and offering price per share          $     1.00
                                                                            ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  29

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                       $7,923
                                                                         ------
EXPENSES
   Management fees                                                        4,309
   Administration and servicing fees                                      1,539
   Transfer agent's fees                                                  2,095
   Custody and accounting fees                                              145
   Postage                                                                   42
   Shareholder reporting fees                                                42
   Trustees' fees                                                             5
   Registration fees                                                         27
   Professional fees                                                        104
   Other                                                                     33
                                                                         ------
         Total expenses                                                   8,341
   Expenses reimbursed                                                     (706)
                                                                         ------
         Net expenses                                                     7,635
                                                                         ------
NET INVESTMENT INCOME                                                       288
                                                                         ------

NET REALIZED GAIN ON INVESTMENTS
   Net realized gain                                                          5
                                                                         ------
   Increase in net assets resulting from operations                      $  293
                                                                         ======

See accompanying notes to financial statements.

================================================================================

30  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2010 (unaudited), and year ended March 31, 2010

--------------------------------------------------------------------------------

                                                               9/30/2010     3/31/2010
--------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                     $       288   $    16,792
   Net realized gain on investments                                    5           118
                                                             -------------------------
      Increase in net assets resulting from operations               293        16,910
                                                             -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                            (288)      (16,792)
   Net realized gains                                                  -          (535)
                                                             -------------------------
      Distributions to shareholders                                 (288)      (17,327)
                                                             -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                     583,147     1,822,218
   Reinvested dividends                                              283        17,013
   Cost of shares redeemed                                    (1,020,114)   (2,006,444)
                                                             -------------------------
      Decrease in net assets from capital
         share transactions                                     (436,684)     (167,213)
                                                             -------------------------
   Net decrease in net assets                                   (436,679)     (167,630)
NET ASSETS
   Beginning of period                                         3,331,284     3,498,914
                                                             -------------------------
   End of period                                             $ 2,894,605   $ 3,331,284
                                                             =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                   583,147     1,822,218
   Shares issued for dividends reinvested                            283        17,013
   Shares redeemed                                            (1,020,114)   (2,006,444)
                                                             -------------------------
      Decrease in shares outstanding                            (436,684)     (167,213)
                                                             =========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  31

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax, with a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value
        (NAV) approved by the Trust's Board of Trustees.

================================================================================

32  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. As of September 30, 2010, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $2,010,000; of which all were when-issued securities.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2010, these custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an

================================================================================

34  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2010, the Fund paid CAPCO facility fees of $4,000, which represents 6.8% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2010.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2011, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended September 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended
March 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities.
On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year. For the six-month period ended September 30, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $4,309,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended September 30, 2010, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,539,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2010, the Fund reimbursed the Manager $50,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

================================================================================

36  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2010, the Fund incurred transfer agent's fees, paid or payable to SAS, of $2,095,000.

D. EXPENSE LIMITATION -- The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time. For the six-month period ended September 30, 2010, the Fund incurred reimbursable expenses of $706,000, of which $10,000 was receivable from the Manager.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(6) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                              SEPTEMBER 30,                                     YEAR ENDED MARCH 31,
                            -----------------------------------------------------------------------------------------------------
                                  2010                2010                2009              2008             2007            2006
                            -----------------------------------------------------------------------------------------------------
Net asset value at
   beginning of period      $     1.00          $     1.00          $     1.00        $     1.00       $     1.00      $     1.00
                            -----------------------------------------------------------------------------------------------------
Income from
   investment operations:
   Net investment income           .00(a)              .00(a)              .02               .03              .03             .02
   Net realized and
     unrealized gain               .00(a)              .00(a)              .00(a)            .00(a)           .00(a)            -
                            -----------------------------------------------------------------------------------------------------
Total from investment
   operations                      .00(a)              .00(a)              .02               .03              .03             .02
                            -----------------------------------------------------------------------------------------------------
Less distributions from:
   Net investment income          (.00)(a)            (.00)(a)            (.02)             (.03)            (.03)           (.02)
   Realized capital gains         (.00)(a)            (.00)(a)            (.00)(a)          (.00)(a)            -               -
                            -----------------------------------------------------------------------------------------------------
Total distributions               (.00)(a)            (.00)(a)            (.02)             (.03)            (.03)           (.02)
                            -----------------------------------------------------------------------------------------------------
Net asset value at
   end of period            $     1.00          $     1.00          $     1.00        $     1.00       $     1.00      $     1.00
                            =====================================================================================================
Total return (%)*                  .01                 .48(c)             1.94              3.17             3.19(b)         2.36
Net assets at
   end of period (000)      $2,894,605          $3,331,284          $3,498,914        $2,920,650       $2,419,287      $2,393,135
Ratios to average
   net assets:**
   Expenses (%)(d)                 .50(e),(f)          .52(c),(e)          .51               .50              .49(b)          .47
   Expenses, excluding
     reimbursements (%)(d)         .54(f)              .53(c)                -                 -                -               -
   Net investment
     income (%)                    .02(f)              .47                1.90              3.11             3.14            2.36

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return.
 ** For the six-month period ended September 30, 2010, average net assets were
    $3,066,139,000.
(a) Represents less than $0.01 per share.
(b) For the year ended March 31, 2007, SAS voluntarily reimbursed the Fund for excise tax incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(c) During the year ended March 31, 2010, SAS reimbursed the Fund $87,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.
(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Effective January 7, 2010, the Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.
(f) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

38  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

EXPENSE EXAMPLE

September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2010, through September 30, 2010.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

                                                           EXPENSE EXAMPLE |  39

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                   BEGINNING              ENDING              DURING PERIOD*
                                 ACCOUNT VALUE        ACCOUNT VALUE          APRIL 1, 2010 -
                                 APRIL 1, 2010      SEPTEMBER 30, 2010      SEPTEMBER 30, 2010
                                 -------------------------------------------------------------
Actual                             $1,000.00             $1,000.10                $2.51

Hypothetical
  (5% return before expenses)       1,000.00              1,022.56                 2.54

* Expenses are equal to the Fund's annualized expense ratio of 0.50%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.01% for the six-month period of April 1, 2010, through September 30, 2010.

================================================================================

40  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

ADVISORY AGREEMENT

September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 9, 2010, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and

================================================================================

                                                        ADVISORY AGREEMENT |  41

================================================================================

total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating

================================================================================

42  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other funds managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other no-load retail open-end investment companies in the same investment classification/ objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services -- was above the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services

================================================================================

                                                        ADVISORY AGREEMENT |  43

================================================================================

provided by the Manager. The Board also noted the level and method of computing the management fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail open-end investment companies with the same classification/ objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2009. The Board also noted that the Fund's percentile performance ranking was in the top 5% of its performance universe for the same periods.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of the services received by the Fund from the Manager as well as the type of fund. The Trustees recognized that the Manager should be

================================================================================

44  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                        ADVISORY AGREEMENT |  45

================================================================================

TRUSTEES                                Christopher W. Claus
                                        Barbara B. Dreeben
                                        Robert L. Mason, Ph.D.
                                        Barbara B. Ostdiek, Ph.D.
                                        Michael F. Reimherr
                                        Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                          USAA Investment Management Company
INVESTMENT ADVISER,                     P.O. Box 659453
UNDERWRITER, AND                        San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                          USAA Shareholder Account Services
                                        9800 Fredericksburg Road
                                        San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                           State Street Bank and Trust Company
ACCOUNTING AGENT                        P.O. Box 1713
                                        Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                             Ernst & Young LLP
REGISTERED PUBLIC                       100 West Houston St., Suite 1800
ACCOUNTING FIRM                         San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                             Under "Products & Services"
SELF-SERVICE 24/7                       click "Investments," then
AT USAA.COM                             "Mutual Funds"

OR CALL                                 Under "My Accounts" go to
(800) 531-USAA                          "Investments." View account balances,
        (8722)                          or click "I want to...," and select
                                        the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.


================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   39598-1110                                (C)2010, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2010

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    DECEMBER 2, 2010
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    DECEMBER 2, 2010
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    DECEMBER 2, 2010
         ------------------------------


*Print the name and title of each signing officer under his or her signature.